Average Annual Total Returns - Service - BlackRock Inflation Protected Bond Portfolio - Service Shares	Apr. 30, 2021
Average Annual Return:
1 Year	11.51%
5 Years	4.71%
10 Years	3.20%
After Taxes on Distributions
Average Annual Return:
1 Year	10.86%
5 Years	4.03%
10 Years	2.32%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.80%
5 Years	3.33%
10 Years	2.12%